Significant Accounting Policies (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Securities excluded from calculation of weighted average dilutive common shares	28,109,062	4,400,000	27,210,214	3,800,003
Common shares subscribed [Member]
Securities excluded from calculation of weighted average dilutive common shares	1,018,848
Options [Member]
Securities excluded from calculation of weighted average dilutive common shares	2,360,000		2,480,000
Warrants [Member]
Securities excluded from calculation of weighted average dilutive common shares	18,637,003	3,800,000	18,637,003	3,800,003
Convertible debt [Member]
Securities excluded from calculation of weighted average dilutive common shares	1,647,058		1,647,058
Unit purchase options [Member]
Securities excluded from calculation of weighted average dilutive common shares	600,000	600,000	600,000
Contingent consideration shares [Member]
Securities excluded from calculation of weighted average dilutive common shares	3,846,153		3,846,153